Note 2 - Investments - Securities in a Continuous Unrealized Loss Position (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Securities in continuous loss position, fair value	$ 57,746,794	$ 100,723,250
Securities in continuous loss position, gross unrealized loss	$ 1,710,479	$ 10,066,127
Securities in continuous loss position, number of securities	61	107
US Government Agencies Debt Securities [Member]
Securities in continuous loss position, less than 12 months, fair value	$ 7,892,992
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 9,416
Securities in continuous loss position, less than 12 months, number of securities	2
US States and Political Subdivisions Debt Securities [Member]
Securities in continuous loss position, less than 12 months, fair value	$ 968,740	$ 1,613,415
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 31,260	$ 136,585
Securities in continuous loss position, less than 12 months, number of securities	1	2
Corporate Debt Securities [Member]
Securities in continuous loss position, less than 12 months, fair value	$ 30,370,227	$ 55,039,213
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 753,570	$ 3,873,158
Securities in continuous loss position, less than 12 months, number of securities	27	52
Securities in continuous loss position, greater than 12 months, fair value	$ 2,997,784	$ 5,533,581
Securities in continuous loss position, greater than 12 months, gross unrealized loss	$ 199,957	$ 714,738
Securities in continuous loss position, greater than 12 months, number of securities	2	4
Foreign [Member]
Securities in continuous loss position, less than 12 months, fair value	$ 10,215,322	$ 24,154,510
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 283,355	$ 1,418,143
Securities in continuous loss position, less than 12 months, number of securities	11	20
Securities in continuous loss position, greater than 12 months, fair value	$ 197,700	$ 6,007,156
Securities in continuous loss position, greater than 12 months, gross unrealized loss	$ 8	$ 3,264,495
Securities in continuous loss position, greater than 12 months, number of securities	1	4
Commercial Mortgage Backed Securities [Member]
Securities in continuous loss position, less than 12 months, fair value		$ 1,447,694
Securities in continuous loss position, less than 12 months, gross unrealized loss		$ 15,592
Securities in continuous loss position, less than 12 months, number of securities		2
Residential Mortgage Backed Securities [Member]
Securities in continuous loss position, less than 12 months, fair value	$ 3,003,214	$ 3,320,890
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 72,741	$ 62,255
Securities in continuous loss position, less than 12 months, number of securities	2	2
Redeemable Preferred Stock [Member]
Securities in continuous loss position, less than 12 months, fair value	$ 17,488	$ 669,128
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 493	$ 42,787
Securities in continuous loss position, less than 12 months, number of securities	1	2
Securities in continuous loss position, greater than 12 months, fair value	$ 205,423
Securities in continuous loss position, greater than 12 months, gross unrealized loss	$ 24,659
Securities in continuous loss position, greater than 12 months, number of securities	1
Debt Securities [Member]
Securities in continuous loss position, fair value	$ 55,868,890	$ 97,785,587
Securities in continuous loss position, gross unrealized loss	$ 1,375,459	$ 9,527,753
Securities in continuous loss position, number of securities	48	88
Mutual Funds [Member]
Securities in continuous loss position, less than 12 months, fair value		$ 304,031
Securities in continuous loss position, less than 12 months, gross unrealized loss		$ 14,253
Securities in continuous loss position, less than 12 months, number of securities		1
Common Stock [Member]
Securities in continuous loss position, less than 12 months, fair value	$ 1,004,821	$ 2,449,672
Securities in continuous loss position, less than 12 months, gross unrealized loss	$ 136,117	$ 473,551
Securities in continuous loss position, less than 12 months, number of securities	6	15
Securities in continuous loss position, greater than 12 months, fair value	$ 873,083	$ 183,960
Securities in continuous loss position, greater than 12 months, gross unrealized loss	$ 198,903	$ 50,570
Securities in continuous loss position, greater than 12 months, number of securities	7	3
Equity Securities [Member]
Securities in continuous loss position, fair value	$ 1,877,904	$ 2,937,663
Securities in continuous loss position, gross unrealized loss	$ 335,020	$ 538,374
Securities in continuous loss position, number of securities	13	19